Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Subscriptions received in advance			$ 0	$ 70,000
Real estate taxes payable		$ 1,179,872	624,961	391,519
Accounts payable and accrued expenses		2,138,750	2,322,523	1,222,942
Prepaid rent		752,215	1,007,729	637,233
Accrued interest expense		399,708	326,586	298,884
Tenant security deposits		656,778	632,837	620,814
Derivative	[1]	222,542	626,224	0
Distribution payable		828,618	768,521	339,337
Total accounts payable, accrued expenses and other liabilities		6,178,483	6,309,381	$ 3,580,729
Interest Rate Swap
Derivative [Line Items]
Notional amount		$ 33,800,000	$ 33,800,000
Basis spread		0.7225%	0.7225%

[1]	This derivative relates to an interest rate swap on the Two Liberty mortgage loan. The notional amount of the swap is $33,800,000 and expires in August 2024. Two Liberty receives a floating rate of one-month USD LIBOR and pays a fixed rate of 0.7225%.